Reverse Recapitalization	6 Months Ended
Oct. 13, 2024
Reverse Recapitalization [Abstract]
Reverse Recapitalization
Note 2 – Reverse Recapitalization
The consummation of the Business Combination was accounted for as a reverse recapitalization in accordance with GAAP (“Reverse Recapitalization”). Under this method of accounting, Banyan is treated as the “acquired” company. Accordingly, for accounting and financial reporting purposes, the financial statements of the combined entity, New Pinstripes, represent a continuation of the condensed consolidated financial statements of Legacy Pinstripes, with the transaction treated as the equivalent of Legacy Pinstripes issuing stock for the net assets of Banyan, accompanied by a recapitalization. The net assets of Banyan are stated at historical cost, which approximates fair value, with no goodwill or other intangible assets recorded. Legacy Pinstripes was determined to be the accounting acquirer due to (i) Legacy Pinstripes’ stockholders comprising the relative majority of the voting power of the combined entity and having the ability to nominate the substantial majority of the board of directors of New Pinstripes, (ii) Legacy Pinstripes’ operations prior to the Reverse Recapitalization comprising the only ongoing operations of the combined entity, and (iii) Legacy Pinstripes’ senior management comprising the senior management of the combined company.
In connection with the closing of the Business Combination:
•Immediately prior to the consummation of the Reverse Recapitalization (i) each of the issued and outstanding 11,089,695 shares of Legacy Pinstripes Redeemable Convertible Preferred Stock (including the 850,648 shares of Legacy Pinstripes Series I Redeemable Convertible Preferred Stock and the 35,102 shares payable for the settlement of the cumulative unpaid dividends thereon) were converted into 11,089,695 shares of Legacy Pinstripes Common Stock; (ii) each of the issued and outstanding 354,436 Legacy Pinstripes warrants were converted into 354,436 shares of Legacy Pinstripes Common Stock; and (iii) each of Legacy Pinstripes outstanding principal convertible note obligations were converted into 500,000 shares of Legacy Pinstripes Common Stock (collectively, the “Conversion Shares”);
•Each of the issued and outstanding 17,422,009 shares of Legacy Pinstripes Common Stock held by the Legacy Pinstripes stockholders, including the Conversion Shares, with the exception of the 885,750 shares of Legacy Pinstripes Common Stock issued upon conversion of Legacy Pinstripes Series I Redeemable Convertible Preferred Stock (the “Series I Investors”), were cancelled and converted into 32,206,458 shares of New Pinstripes Class A Common Stock, after giving effect to an exchange ratio of approximately 1.8486 shares of New Pinstripes Class A Common Stock for each share of Legacy Pinstripes as set forth in the BCA (the “Exchange Ratio”);
•Each of the issued and outstanding 885,750 shares of Legacy Pinstripes Common Stock held by the Series I Investors were cancelled and converted into 2,214,375 shares of New Pinstripes Class A Common Stock after giving effect to an exchange ratio of approximately 2.5 shares of New Pinstripes Class A Common Stock for each share of Legacy Pinstripes as set forth in the BCA (the “Series I Exchange Ratio”) (collectively, the Exchange Ratio and the Series I Exchange Ratios are referred to as the “Exchange Ratios”);
•All 32,203 of the issued and outstanding shares of Banyan Redeemable Class A Common Stock held by Banyan stockholders were re-issued as 32,203 shares of New Pinstripes Class A Common Stock;
•Banyan stockholders forfeited an aggregate of 2,768,750 shares of the issued and outstanding Banyan Class A Common Stock which were re-issued as (i) 1,242,975 shares of New Pinstripes Class A Common Stock to the Legacy Pinstripes stockholders (other than the Series I Investors), (ii) 507,025 shares of New Pinstripes Class A Common Stock to the Series I Investors and (iii) 1,018,750 shares of Class A Common Stock to the certain investors in Banyan who agreed not to redeem their respective shares of Banyan Class A Common Stock in connection with Banyan’s extension meeting held on April 21, 2023;
•Each of the remaining issued and outstanding 3,665,000 shares of Banyan Class A Common Stock held by the Banyan stockholders were re-issued as 3,665,000 shares of New Pinstripes Common Stock;
•All of the 2,722,593 issued and outstanding vested and unvested Legacy Pinstripes options held by the Legacy Pinstripes stockholders were converted into New Pinstripes options exercisable for 5,032,434 shares of New Pinstripes Common Stock, after giving effect to the Exchange Ratio, at an exercise price per share equal to the Legacy Pinstripes option exercise price divided by the Exchange Ratio; and
•50,000 shares of New Pinstripes Class A Common Stock were issued to a third party as payment for $500 of transaction costs incurred by Legacy Pinstripes in connection with the closing of the business combination.
Pursuant to the BCA, an aggregate of (i) 1,485,000 of the issued and outstanding shares of Banyan Class A Common Stock and 345,000 of the issued and outstanding shares of Banyan Class B Common Stock held by the Banyan stockholders were re-issued as 1,830,000 shares of New Pinstripes Class B Common Stock, subject to vesting based upon satisfaction of stock trading price conditions (“Sponsor Earnout Shares”), (ii) 5,000,000 shares of New Pinstripes Class B Common Stock were issued to Legacy Pinstripes stockholders, subject to vesting based upon satisfaction of stock trading price conditions (“Target Earnout Shares”), and (iii) 4,000,000 shares of New Pinstripes Class B Common Stock were issued to Legacy Pinstripes stockholders, subject to vesting based upon financial performance in calendar 2024 (“EBITDA Earnout Shares” and together with the Sponsor Earnout Shares and the Target Earnout Shares, the “Earnout Shares”). The Earnout Shares, which will convert into New Pinstripes Class A Common Stock if the conditions described herein are met, are subject to forfeiture if the respective achievement of the specified targets are not met, are classified in stockholders’ equity as the Earnout Shares were determined to be indexed to New Pinstripes Class A Common Stock and meet the requirements for equity classification.
In connection with the Reverse Recapitalization, Pinstripes entered into a loan agreement with Oaktree Fund Administration, LLC (“Oaktree”) under which Pinstripes obtained a senior secured term loan in the principal amount of $50,000 (see Note 5) and issued warrants to purchase 2,500,000 shares of New Pinstripes Class A Common Stock at an exercise price of $0.01 per share (“ Oaktree Tranche 1 Warrants”). Management evaluated the warrants and concluded the meet the criteria for equity classification (see Note 10).
The number of shares of New Pinstripes Class A Common Stock issued immediately following the consummation of the Reverse Capitalization was as follows:

Shares
Legacy Pinstripes stockholders(1)	33,449,433
Banyan stockholders(2)	3,697,203
Series I Investors	2,721,400
Other	50,000
Total shares of New Pinstripes Class A Common Stock outstanding immediately following the Reverse Recapitalization	39,918,036
(1) Excludes the 5,000,000 Target Earnout Shares and the 4,000,000 EBITDA Earnout shares subject to forfeiture if the achievement of certain targets is not met.
(2) Includes the 1,018,750 shares of New Pinstripes Class A Common Stock to certain investors in Banyan who agreed not to redeem their respective shares of Banyan Class A Common Stock in connection with Banyan’s extension meeting held on April 21, 2023 and excludes the 1,830,000 Sponsor Earnout Shares subject to forfeiture if the achievement of certain targets is not met.
Transaction Costs
During the twelve and twenty-four weeks ended October 13, 2024, the Company incurred $(25) and $76, respectively, for transaction costs incurred in connection with the S-1 registration statement. For the twelve weeks ended October 13, 2024, the Company incurred $25 for transaction costs offset by a $(50) adjustment to transaction costs. During the twelve and twenty-four weeks ended October 15, 2023, the Company incurred $1,367 and $4,126, respectively, for transaction costs incurred in connection with the Reverse Recapitalization. The transaction costs primarily represent fees incurred for financial advisory, legal and other professional services. Of the total transaction costs incurred during the twelve and twenty-four weeks ended October 13, 2024, $10 have been paid.
During the fiscal year ended April 28, 2024, the Company incurred $24,317 for transaction costs incurred in connection with the Reverse Recapitalization, inclusive of Banyan incurred transaction costs, and $635 for transaction costs incurred with the S-1 and S-8 registration statements. Transaction costs are reported as a reduction of additional paid-in capital on the condensed consolidated balance sheets as of October 13, 2024 and April 28, 2024, excluding $940 reported as prepaid and other current assets related to director and officer insurance for the Company and Banyan as well as $53 of taxes payable related to the consummation of the Business Combination.
Retroactive Application of Reverse Recapitalization
The Business Combination is accounted for as a reverse recapitalization of equity. Accordingly, the prior period share and per share amounts presented in the condensed consolidated financial statements and related notes have been retroactively adjusted to give effect to the Reverse Recapitalization.
Retroactive Application of Reverse Recapitalization to the Unaudited Condensed Consolidated Statements of Operations
The weighted average shares during the twelve and twenty-four weeks ended October 15, 2023 have been recalculated to give effect to the retroactive application of the Reverse Recapitalization on the outstanding shares. Accordingly, the basic and diluted weighted-average Legacy Pinstripes Common Stock were retroactively converted to New Pinstripes Common Stock.
Retroactive Application of Reverse Recapitalization to the Unaudited Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit
The unaudited condensed consolidated statements of redeemable convertible preferred stock and stockholders’ deficit for the twelve and twenty-four weeks ended October 15, 2023 have been recast to reflect the number of New Pinstripes Common Stock issued to Legacy Pinstripes stockholders in connection with the Reverse Recapitalization at the New Pinstripes Common Stock par value of $0.0001. The number of Legacy Pinstripes’ Redeemable Convertible Preferred Stock and Legacy Pinstripes’ Common Stock have been recast after giving effect to the Exchange Ratio in connection with the Reverse Recapitalization, and the related impacts to common stock and additional paid-in-capital for the change in par value.
Note 3 – Reverse Recapitalization
The consummation of the Business Combination was accounted for as a reverse recapitalization in accordance with GAAP (“Reverse Recapitalization”). Under this method of accounting, Banyan is treated as the “acquired” company. Accordingly, for accounting and financial reporting purposes, the financial statements of the combined entity, New Pinstripes, represent a continuation of the consolidated financial statements of Legacy Pinstripes, with the transaction treated as the equivalent of Legacy Pinstripes issuing stock for the net assets of Banyan, accompanied by a recapitalization. The net assets of Banyan are stated at historical cost, which approximates fair value, with no goodwill or other intangible assets recorded. Legacy Pinstripes was determined to be the accounting acquirer due to (i) Legacy Pinstripes’ stockholders comprising the relative majority of the voting power of the combined entity and having the ability to nominate the substantial majority of the board of directors of New Pinstripes, (ii) Legacy Pinstripes’ operations prior to the Reverse Recapitalization comprising the only ongoing operations of the combined entity, and (iii) Legacy Pinstripes’ senior management comprising the senior management of the combined company.
In connection with the closing of the Business Combination:
•Immediately prior to the consummation of the Reverse Recapitalization (i) each of the issued and outstanding 11,089,695 shares of Legacy Pinstripes Redeemable Convertible Preferred Stock (including the 850,648 shares of Legacy Pinstripes Series I Redeemable Convertible Preferred Stock and the 35,102 shares payable for the settlement of the cumulative unpaid dividends thereon) were converted into 11,089,695 shares of Legacy Pinstripes Common Stock; (ii) each of the issued and outstanding 354,436 Legacy Pinstripes warrants were converted into 354,436 shares of Legacy Pinstripes Common Stock; and (iii) each of Legacy Pinstripes outstanding principal convertible note obligations were converted into 500,000 shares of Legacy Pinstripes Common Stock (collectively, the “Conversion Shares”);
•Each of the issued and outstanding 17,422,009 shares of Legacy Pinstripes Common Stock held by the Legacy Pinstripes stockholders, including the Conversion Shares, with the exception of the 885,750 shares of Legacy Pinstripes Common Stock issued upon conversion of Legacy Pinstripes Series I Redeemable Convertible Preferred Stock (the “Series I Investors”), were cancelled and converted into 32,206,458 shares of New Pinstripes Class A Common Stock, after giving effect to an exchange ratio of approximately 1.8486 shares of New Pinstripes Class A Common Stock for each share of Legacy Pinstripes as set forth in the BCA (the “Exchange Ratio”);
•Each of the issued and outstanding 885,750 shares of Legacy Pinstripes Common Stock held by the Series I Investors were cancelled and converted into 2,214,375 shares of New Pinstripes Class A Common Stock after giving effect to an exchange ratio of approximately 2.5 shares of New Pinstripes Class A Common Stock for each share of Legacy Pinstripes as set forth in the BCA (the “Series I Exchange Ratio”) (collectively, the Exchange Ratio and the Series I Exchange Ratios are referred to as the “Exchange Ratios”);
•All 32,203 of the issued and outstanding shares of Banyan Redeemable Class A Common Stock held by Banyan stockholders were re-issued as 32,203 shares of New Pinstripes Class A Common Stock;
•Banyan stockholders forfeited an aggregate of 2,768,750 shares of the issued and outstanding Banyan Class A Common Stock which were re-issued as (i) 1,242,975 shares of New Pinstripes Class A Common Stock to the Legacy Pinstripes stockholders (other than the Series I Investors), (ii) 507,025 shares of New Pinstripes Class A Common Stock to the Series I Investors and (iii) 1,018,750 shares of Class A Common Stock to the certain investors in Banyan who agreed not to redeem their respective shares of Banyan Class A Common Stock in connection with Banyan’s extension meeting held on April 21, 2023;
•Each of the remaining issued and outstanding 3,665,000 shares of Banyan Class A Common Stock held by the Banyan stockholders were re-issued as 3,665,000 shares of New Pinstripes Common Stock;
•All of the 2,722,593 issued and outstanding vested and unvested Legacy Pinstripes options held by the Legacy Pinstripes stockholders were converted into New Pinstripes options exercisable for 5,032,434 shares of New Pinstripes Common Stock, after giving effect to the Exchange Ratio, at an exercise price per share equal to the Legacy Pinstripes option exercise price divided by the Exchange Ratio; and
•50,000 shares of New Pinstripes Class A Common Stock were issued to a third party as payment for $500 of transaction costs incurred by Legacy Pinstripes in connection with the closing of the business combination.
Pursuant to the BCA, an aggregate of (i) 1,485,000 of the issued and outstanding shares of Banyan Class A Common Stock and 345,000 of the issued and outstanding shares of Banyan Class B Common Stock held by the Banyan stockholders were re-issued as 1,830,000 shares of New Pinstripes Class B Common Stock, subject to vesting based upon satisfaction of stock trading price conditions (“Sponsor Earnout Shares”), (ii) 5,000,000 shares of New Pinstripes Class B Common Stock were issued to Legacy Pinstripes stockholders, subject to vesting based upon satisfaction of stock trading price conditions (“Target Earnout Shares”), and (iii) 4,000,000 shares of New Pinstripes Class B Common Stock were issued to Legacy Pinstripes stockholders, subject to vesting based upon financial performance in calendar 2024 (“EBITDA Earnout Shares” and, together with the Sponsor Earnout Shares and the Target Earnout Shares, the “Earnout Shares”). The Earnout Shares, which will convert into New Pinstripes Class A Common Stock if the conditions described herein are met, are subject to forfeiture if the respective achievement of the specified targets are not met, are classified in stockholders’ equity as the Earnout Shares were determined to be indexed to New Pinstripes Class A Common Stock and meet the requirements for equity-classification (see Note 12).
In connection with the Reverse Recapitalization, Pinstripes entered into a loan agreement with Oaktree Fund Administration, LLC (“Oaktree”) under which Pinstripes obtained a senior secured term loan in the principal amount of $50,000 (see Note 7) and issued warrants to purchase 2,500,000 shares of New Pinstripes Class A Common Stock at an exercise price of $0.01 per share (“Oaktree Tranche 1 Warrants”). Management evaluated the warrants and concluded the meet the criteria for equity classification (see Note 12).
The number of shares of New Pinstripes Common Stock issued immediately following the consummation of the Reverse Capitalization was as follows:

Shares
Legacy Pinstripes stockholders(1)	33,449,433
Banyan stockholders(2)	3,697,203
Series I Investors	2,721,400
Other	50,000
Total shares of New Pinstripes Common Stock outstanding immediately following the Reverse Recapitalization	39,918,036
__________________
(1)Excludes the 5,000,000 Target Earnout Shares and the 4,000,000 EBITDA Earnout shares subject to forfeiture if the achievement of certain targets is not met.
(2)Includes the 1,018,750 shares of Class A Common Stock to certain investors in Banyan who agreed not to redeem their respective shares of Banyan Class A Common Stock in connection with Banyan’s extension meeting held on April 21, 2023 and excludes the 1,830,000 Sponsor Earnout Shares subject to forfeiture if the achievement of certain targets is not met.
Transaction Costs
During the fiscal year ended April 28, 2024, the Company incurred $24,317 for transaction costs incurred in connection with the Reverse Recapitalization, inclusive of Banyan incurred transaction costs, and $635 for transaction costs incurred with the S-1 and S-8 registration statements. The transaction costs primarily represent fees incurred for financial advisory, legal and other professional services. Transaction costs are reported as a reduction of additional paid-in capital on the consolidated balance sheets as of April 28, 2024, excluding $940 reported as prepaid and other current assets related to director and officer insurance for the Company and Banyan as well as $53 of taxes payable related to consummation of the business combination. Of the total transaction costs incurred as of April 28, 2024, $23,864 has been paid and reflected as a cash outflow from financing activities.
Retroactive Application of Reverse Recapitalization
The Business Combination is accounted for as a reverse recapitalization of equity. Accordingly, the prior period share and per share amounts presented in the consolidated financial statements and related notes have been retroactively adjusted to give effect to the Reverse Recapitalization.
Retroactive Application of Reverse Recapitalization to the Consolidated Balance Sheets
To conform to the retroactive application of the Reverse Recapitalization, the redeemable convertible preferred stock and the total stockholders’ deficit within the consolidated balance sheets have been retroactively converted to New Pinstripes Common Stock using the Exchange Ratios and the New Pinstripes Common Stock par value of $0.0001. Accordingly, the Company reclassified $61 of Legacy Pinstripes Common Stock par value to additional paid-in capital at April 30, 2023.
Retroactive Application of Reverse Recapitalization to the Consolidated Statements of Operations
The weighted average shares during the fiscal years ended April 28, 2024 and April 30, 2023 have been recalculated to give effect to the retroactive application of the Reverse Recapitalization on the outstanding shares. Accordingly, the basic and diluted weighted-average Legacy Pinstripes Common Stock were retroactively converted to New Pinstripes Common Stock.
Retroactive Application of Reverse Recapitalization to the Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit
The consolidated statements of redeemable convertible preferred stock and stockholders’ deficit have been recast to reflect the number of New Pinstripes Common Stock issued to Legacy Pinstripes stockholders in connection with the Reverse Recapitalization at the New Pinstripes Common Stock par value of $0.0001. The number of Legacy Pinstripes’ Redeemable Convertible Preferred Stock and Legacy Pinstripes’ Common Stock have been recast after giving effect to the Exchange Ratio in connection with the Reverse Recapitalization, and the related impacts to common stock and additional paid-in-capital for the change in par value.